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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                            Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Global Select Equity Fund
             SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

Shares                                                            Value
             PREFERRED STOCKS - 2.3 %
             Automobiles & Components - 2.3 %
             Automobile Manufacturers - 2.3 %
   54        Porsche AG                                        $  95,438
             Total Automobiles & Components                    $  95,438
             TOTAL PREFERRED STOCKS
             (Cost  $61,994)                                   $  95,438

             COMMON STOCKS - 91.7 %
             Energy - 8.1 %
             Integrated Oil & Gas - 8.1 %
1,609        ConocoPhillips                                    $ 124,585
  763        Occidental Petroleum Corp.                           41,942
2,427        Repsol SA                                            88,912
1,101        Total SA                                             82,982
                                                               $ 338,421
             Total Energy                                      $ 338,421
             Materials - 3.6 %
             Diversified Chemical - 1.2 %
  392        BASF AG                                           $  48,532
             Diversified Metals & Mining - 2.4 %
1,405        Rio Tinto Plc                                     $ 102,124
             Total Materials                                   $ 150,656
             Capital Goods - 9.3 %
             Aerospace & Defense - 2.9 %
1,684        United Technologies Corp.                         $ 118,806
             Industrial Conglomerates - 4.3 %
  762        Siemens                                           $ 100,391
2,345        Tyco International, Ltd.                             78,229
                                                               $ 178,620
             Industrial Machinery - 2.1 %
  643        Flowserve Corp. *                                 $  44,631
  865        Ingersoll-Rand Co.                                   44,400
                                                               $  89,031
             Total Capital Goods                               $ 386,457
             Automobiles & Components - 2.2 %
             Automobile Manufacturers - 2.1 %
1,500        Toyota Motor Co. *                                $  90,370
             Total Automobiles & Components                    $  90,370
             Consumer Durables & Apparel - 3.2 %
             Apparel, Accessories & Luxury Goods - 1.9 %
1,275        Adidas-Salomon AG                                 $  81,396
             Homebuilding - 1.3 %
7,000        Sekisui Chemical Co., Ltd. *                      $  52,720
             Total Consumer Durables & Apparel                 $ 134,116
             Retailing - 5.7 %
             Apparel Retail - 2.0 %
  993        Abercrombie & Fitch Co.                           $  82,071
             Home Improvement Retail - 2.2 %
2,359        Home Depot, Inc.                                  $  91,694
             Specialty Stores - 1.5 %
1,755        Office Depot, Inc. *                              $  63,882
             Total Retailing                                   $ 237,647
             Food & Drug Retailing - 3.6 %
             Drug Retail - 2.0 %
2,164        CVS Corp.                                         $  83,401
             Hypermarkets & Supercenters - 1.6 %
1,405        Wal-Mart Stores, Inc.                             $  66,878
             Total Food & Drug Retailing                       $ 150,279
             Food Beverage & Tobacco - 1.0 %
             Tobacco - 1.0 %
    8        Japan Tobacco, Inc. *                             $  41,813
             Total Food Beverage & Tobacco                     $  41,813
             Pharmaceuticals & Biotechnology - 7.3 %
             Biotechnology - 0.9 %
1,296        Vertex Pharmaceuticals, Inc. *                    $  38,699
             Pharmaceuticals - 6.4 %
1,560        Astrazeneca Plc                                   $  82,893
3,316        Bristol-Myers Squibb Co.                            100,508
  453        Roche Holdings AG                                    83,044
                                                               $ 266,445
             Total Pharmaceuticals & Biotechnology             $ 305,144
             Banks - 11.4 %
             Diversified Banks - 11.4 %
1,005        ABN AMRO Holding NV                               $  48,226
5,498        Barclays Plc                                         78,611
  727        BNP Paribas SA (c)                                   88,245
2,000        Development Bank of Singapore, Ltd.                  31,777
5,596        Royal Bank of Scotland Group Plc                     69,608
8,000        Sumitomo Trust Bank *                                81,209
3,435        Westpac Banking Corp.                                74,284
                                                               $ 471,960
             Total Banks                                       $ 471,960
             Diversified Financials - 7.7 %
             Diversified Capital Markets - 2.3 %
1,246        CS Group                                          $  94,771
             Investment Banking & Brokerage - 2.3 %
1,034        Merrill Lynch & Co., Inc.                         $  95,883
             Diversified Financial Services - 3.1 %
2,396        Citigroup, Inc.                                   $ 130,558
             Total Diversified Financials                      $ 321,212
             Insurance - 7.8 %
             Multi-Line Insurance - 6.0 %
1,734        American International Group, Inc.                $ 125,438
3,843        Aviva plc                                            60,689
1,422        AXA (c)                                              62,193
                                                               $ 248,320
             Property & Casualty Insurance - 1.8 %
1,163        MBIA, Inc.                                        $  77,398
             Total Insurance                                   $ 325,718
             Real Estate - 0.9 %
             Real Estate Management & Development - 0.9 %
1,000        Sumitomo Realty *                                 $  37,736
             Total Real Estate                                 $  37,736
             Software & Services - 6.9 %
             Home Entertainment Software - 1.2 %
2,383        Take-Two Interactive Software, Inc. *             $  49,066
             It Consulting & Other Services - 2.1 %
2,119        Accenture, Ltd.                                   $  86,752
             Systems Software - 3.6 %
4,884        Microsoft Corp.                                   $ 149,792
             Total Software & Services                         $ 285,610
             Technology Hardware & Equipment - 5.2 %
             Communications Equipment - 1.9 %
2,887        Cisco Systems, Inc. *                             $  77,718
             Electronic Equipment & Instruments - 1.2 %
  174        Samsung Electronics (144A)                        $  49,918
             Office Electronics - 2.1 %
1,500        Canon, Inc.                                       $  88,105
             Total Technology Hardware & Equipment             $ 215,741
             Semiconductors - 1.1 %
             Semiconductors - 1.1 %
16,968       ARM Holdings Plc                                  $  47,294
             Total Semiconductors                              $  47,294
             Telecommunication Services - 3.8 %
             Integrated Telecommunication Services - 1.8 %
1,762        Verizon Communications, Inc.                      $  76,700
             Wireless Telecommunication Services - 2.0 %
26,219       Vodafone Group Plc                                $  82,343
             Total Telecommunication Services                  $ 159,043
             Utilities - 2.7 %
             Electric Utilities - 2.7 %
1,433        Exelon Corp.                                      $ 111,774
             Total Utilities                                   $ 111,774
             TOTAL COMMON STOCKS
             (Cost  $3,401,470)                                $ 3,810,991
             TEMPORARY CASH INVESTMENT - 1.1%
46,575       Securities Lending Investment Fund, 5.26%         $  46,575
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost  $46575)                                    $  46,575
             TOTAL INVESTMENT IN SECURITIES - 95.1%
             (Cost  $3,463,464) (b)                            $ 3,953,004
             OTHER ASSETS AND LIABILITIES - 4.9%               $ 202,894
             TOTAL NET ASSETS - 100.0%                         $ 4,155,898


           * Non-income producing security.

        144A Security is exempt from registration under Rule 144A of the Securities

       (A.D.RAmerican Depositary Receipt

         (a) Distributions of investments by country of issue (excluding temporary

             United States                                          44.7%
             United Kingdom                                         13.4
             Japan                                                  12.7
             Germany                                                 8.1
             France                                                  5.5
             Switzerland                                             4.4
             Bermuda                                                 4.3
             Spain                                                   2.0
             Netherlands                                             1.4
             Australia                                               1.4
             South Korea                                             1.2
             Singapore                                               0.9
                                                                   100.0%

         (b) At May 31, 2007, the net unrealized gain on investments based on cost

             Aggregate gross unrealized gain for all investment$   468,295

             Aggregate gross unrealized loss for all investments    (25,330)

             Net unrealized gain                               $   442,965

         (c) At May 31, 2007, the following securitie was out on loan:
Shares                            Security                        Value
 400         AXA                                               $ 17,488
 500         BNP Paribas SA                                      60,675
             Total                                             $ 78,163



               Pioneer High Income Municipal Fund
               SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

         Floating
 Shares   Rate                                                         Value
               MUNICIPAL BONDS - 101.3 %
               Alabama - 6.5 %
  885,000      Huntsville-Redstone Village Alabama, 5.5%, 1/1/43    $  866,557
                                                                    $  866,557
               Arizona - 1.2 %
  140,000  5.76Downtown Phoenix Hotel Corp., FRN, 7/1/40            $  154,981
                                                                    $  154,981
               California - 1.0 %
  130,000      Valley Health Systems California, Certificates of Par$  130,196
                                                                    $  130,196
               Colorado - 4.8 %
  500,000      Madre Metropolitan District No. 2 Colorado, 5.5%, 12/$  501,100
  130,000      Northwest Parkway Public Highway Authority Co., 7.125   139,203
                                                                    $  640,303
               Florida - 3.7 %
  480,000      Madison County Florida Revenue, 6.0%, 7/1/25         $  495,370
                                                                    $  495,370
               Illinois - 5.7 %
  755,000      Illinois Health Facilities Authority Revenue, 6.7%, 3$  755,174
                                                                    $  755,174
               Louisiana - 4.3 %
  560,000      Louisiana Public Facilities Authority Revenue, 6.25%,$  570,399
                                                                    $  570,399
               Massachusetts - 1.1 %
  140,000  6.65Massachusetts State Housing, FRN, 12/1/45 (144A)     $  144,721
                                                                    $  144,721
               Michigan - 9.5 %
  160,000      Doctor Charles Drew Academy, 5.7%, 11/1/36           $  163,413
  775,000      East Lansing Michigan Economic Devcorp, Ltd., 5.25%,    765,375
  335,000      Pontiac Michigan Hospital Finance Authority, 6.0%, 08   335,054
                                                                    $ 1,263,842
               Minnesota - 8.8%
1,175,000 12.50Non-Profit Preferred Funding Trust I Minnesota State,$ 1,171,475
                                                                    $ 1,171,475
               Missouri - 7.6 %
  150,000      Kansas City Industrial Development Authority, 5.875%,$  150,179
  860,000      St. Louis Missouri Industrial Development Revenue, 7.   864,111
                                                                    $ 1,014,290
               Montana - 1.1 %
  215,000      Hardin Montana Tax Increment, 0.0%, 9/1/31           $  141,315
                                                                    $  141,315
               New Jersey - 5.4 %
  230,000      New Jersey Economic Development Authority, 5.875%, 1/$  236,755
  500,000      New Jersey Health Care Facilities, 5.125%, 07/01/14     484,825
                                                                    $  721,580
               New Mexico - 8.7 %
1,150,000      Otero County New Mexico Jail Project Revenue, 6.0%, 4$ 1,158,165
                                                                    $ 1,158,165
               Nevada - 5.2 %
  250,000      Clark County Industrial Development Revenue, 5.5%, 10$  247,163
  430,000      Director State Nevada Department Business, 7.375%, 01   450,567
                                                                    $  697,730
               New York - 2.2 %
  150,000      Dutchess County New York Industrial Development, 5.25$  150,195
  135,000      New York City, New York Industrial, 6.9%, 8/1/24        136,350
                                                                    $  286,545
               Ohio - 0.7 %
  100,000      Belmont County Ohio Health Systems, 5.7%, 01/01/13   $   98,356
                                                                    $   98,356
               Oklahoma - 1.0 %
  135,000      Jackson County Oklahoma Memorial Hospital, 7.3%, 08/0$  135,716
                                                                    $  135,716
               Pennsylvania - 3.1 %
  135,000      Columbia County Pennsylvania Hospital, 5.85%, 6/1/24 $  125,578
  360,000      Delaware County Pennsylvania Industrial Development,    291,398
                                                                    $  416,976
               Texas - 3.3 %
  150,000      Gulf Coast Waste Disposal Authority, Texas Revenue, 7$  160,575
  150,000      Iah Public Facilities Corp., Project Revenue, 6.125%,   145,232
  135,000      Willacy County Texas Local Government, 6.0%, 3/1/09     135,393
                                                                    $  441,200
               Utah - 10.2 %
  150,000      Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144A)$  153,116
1,200,000      Utah County Utah Charter School Revenue, 5.625%, 7/15  1,204,512
                                                                    $ 1,357,628
               Washington - 1.5 %
  200,000      Washington State Housing, 5.25%, 1/1/17              $  201,790
                                                                    $  201,790
               Wisconsin - 4.5 %
  600,000      Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5/$  598,266
                                                                    $  598,266
               TOTAL MUNICIPAL BONDS
               (Cost  $13,434,118)                                  $ 13,462,575
               TAX EXEMPT MONEY MARKET MUTUAL FUND - 0.0%
               Blackrock Liquidity Funds MuniFund Portfolio         $       74
       74  3.62TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
               (Cost  $74)                                          $       74
               TOTAL INVESTMENT IN SECURITIES - 101.3%
               (Cost  $13,434,192) (a)(b)                           $ 13,462,649
               OTHER ASSETS AND LIABILITIES - (1.3)%                $ (171,674)
               TOTAL NET ASSETS - 100.0%                            $ 13,290,975

          144A Security is exempt from registration under Rule 144A of the Securiti

           (a) The concentration of investments by type of
               obligation/market sector is as follows:
                Insured                                                   2.1%
                Revenue Bonds:
                Health Revenue                                           17.9%
                Special Revenue                                           9.5%
                                        Various Revenues                 47.1%
                                        Transportation Revenue            3.6%
                                        Water & Sewer                     6.5%
                                        Housing                           4.6%
                                        Education Revenue                 4.2%
                                        Reserves                          4.5%
                                                                        100.0%

           (b) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $13,434,192 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost            $ 34,818

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value              (6,361)

               Net unrealized gain                                  $ 28,457

           (c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.



           Pioneer Oakridge All Cap Growth Fund
           SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)
Shares                                                                 Value
           COMMON STOCKS - 94.9 %
           Energy - 4.2 %
           Oil & Gas Exploration & Production - 4.2 %
  910      Southwestern Energy Co. *                                $  43,316
  660      XTO Energy, Inc.                                            38,287
                                                                    $  81,603
           Total Energy                                             $  81,603
           Materials - 1.4 %
           Specialty Chemicals - 1.4 %
  610      Ecolab, Inc.                                             $  26,322
           Total Materials                                          $  26,322
           Capital Goods - 10.7 %
           Aerospace & Defense - 4.6 %
  400      Boeing Co.                                               $  40,236
  400      Precision Castparts Corp.                                   47,824
                                                                    $  88,060
           Industrial Conglomerates - 2.3 %
1,195      General Electric Co.                                     $  44,908
           Industrial Machinery - 3.8 %
  555      Danaher Corp.                                            $  40,793
  855      Idex Corp.                                                  32,234
                                                                    $  73,027
           Total Capital Goods                                      $ 205,995
           Commercial Services & Supplies - 6.0 %
           Environmental & Facilities Services - 6.0 %
  840      Stericycle, Inc. *                                       $  76,583
1,292      Waste Connections, Inc. *                                   39,819
                                                                    $ 116,402
           Total Commercial Services & Supplies                     $ 116,402
           Consumer Services - 1.8 %
           Hotels, Resorts & Cruise Lines - 1.8 %
  755      Marriott International, Inc.                             $  34,768
           Total Consumer Services                                  $  34,768
           Media - 3.0 %
           Broadcasting & Cable Tv - 1.5 %
1,060      Comcast Corp. *                                          $  29,055
           Movies & Entertainment - 1.5 %
1,315      News Corp, Inc.                                          $  29,048
           Total Media                                              $  58,103
           Retailing - 7.3 %
           Automotive Retail - 1.7 %
  860      O'Reilly Automotive, Inc. *                              $  32,671
           Computer & Electronics Retail - 2.1 %
1,075      Gamestop Corp. *                                         $  39,754
           General Merchandise Stores - 1.5 %
  465      Target Corp.                                             $  29,030
           Specialty Stores - 2.0 %
1,565      Staples, Inc.                                            $  39,219
           Total Retailing                                          $ 140,674
           Food Beverage & Tobacco - 2.0 %
           Soft Drinks - 2.0 %
  570      PepsiCo, Inc.                                            $  38,948
           Total Food Beverage & Tobacco                            $  38,948
           Household & Personal Products - 4.2 %
           Household Products - 4.2 %
  700      Church & Dwight Co., Inc.                                $  35,007
  715      Procter & Gamble Co.                                        45,438
                                                                    $  80,445
           Total Household & Personal Products                      $  80,445
           Health Care Equipment & Services - 11.3 %
           Health Care Distributors - 1.5 %
  540      Henry Schein, Inc. *                                     $  28,906
           Health Care Equipment - 6.3 %
  665      Dade Behring Holdings, Inc.                              $  35,817
  495      Palomar Medical Technologies * (b)                          19,251
  590      ResMed, Inc. *                                              26,597
  465      Zimmer Holdings, Inc. *                                     40,948
                                                                    $ 122,613
           Health Care Services - 1.5 %
  615      American Healthways, Inc. * (b)                          $  28,671
           Managed Health Care - 2.0 %
  465      Wellpoint, Inc. *                                        $  37,856
           Total Health Care Equipment & Services                   $ 218,046
           Pharmaceuticals & Biotechnology - 6.5 %
           Biotechnology - 2.4 %
  590      Genentech, Inc. *                                        $  47,064
           Life Sciences Tools & Services - 2.4 %
  840      Thermo Fisher Scientific, Inc. *                         $  45,864
           Pharmaceuticals - 1.7 %
  595      Novartis AG (A.D.R.)                                     $  33,427
           Total Pharmaceuticals & Biotechnology                    $ 126,355
           Diversified Financials - 6.7 %
           Asset Management & Custody Banks - 1.7 %
  260      Affiliated Managers Group, Inc. *                        $  33,852
           Consumer Finance - 2.2 %
  645      American Express Co.                                     $  41,912
           Investment Banking & Brokerage - 1.8 %
1,515      Charles Schwab Corp.                                     $  34,042
           Specialized Finance - 1.0 %
  130      IntercontinentalExchange, Inc. * (b)                     $  18,842
           Total Diversified Financials                             $ 128,648
           Software & Services - 16.6 %
           Application Software - 5.0 %
  880      Adobe Systems, Inc. *                                    $  38,790
  830      Amdocs, Ltd. *                                              32,262
  460      Ansys, Inc. *                                               25,834
                                                                    $  96,886
           Internet Software & Services - 7.5 %
  805      aQuantive, Inc. *                                        $  51,351
  125      Google, Inc. *                                              62,219
  900      J2 Global Communications, Inc. *                            29,997
                                                                    $ 143,567
           It Consulting & Other Services - 2.2 %
  545      Cognizant Tech Solutions Corp. *                         $  42,815
           Systems Software - 1.9 %
1,215      Microsoft Corp.                                          $  37,264
           Total Software & Services                                $ 320,532
           Technology Hardware & Equipment - 8.8 %
           Communications Equipment - 6.2 %
2,065      Cisco Systems, Inc. *                                    $  55,590
1,000      Corning, Inc. *                                             25,000
  890      Qualcomm, Inc.                                              38,226
                                                                    $ 118,816
           Computer Hardware - 2.6 %
  415      Apple, Inc. *                                            $  50,447
           Total Technology Hardware & Equipment                    $ 169,263
           Semiconductors - 3.3 %
           Semiconductors - 3.3 %
  760      Microchip Technology                                     $  30,841
  925      Texas Instruments, Inc.                                     32,708
                                                                    $  63,549
           Total Semiconductors                                     $  63,549
           Telecommunication Services - 1.2 %
           Wireless Telecommunication Services - 1.2 %
  625      Metro PCS Communications, Inc. *                         $  22,288
           Total Telecommunication Services                         $  22,288
           TOTAL COMMON STOCKS
           (Cost  $1,589,532)                                       $ 1,831,941
           TEMPORARY CASH INVESTMENT - x.x%
98,077     Securities Lending Investment Fund, 5.26%                $  98,077
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $98,077)                                          $  98,077
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost  $1,687,609)                                       $ 1,930,018
           OTHER ASSETS AND LIABILITIES - (0.0)%                    $   (520)
           TOTAL NET ASSETS - 100.0%                                $ 1,929,498

     (A.D.RAmerican Depositary Receipt

         * Non-income producing security.

       (a) At May 31, 2007, the net unrealized gain on investments based on cost f

           Aggregate gross unrealized gain for all investments in whic $ 163,889

           Aggregate gross unrealized loss for all investments in whic
(19,557)

           Net unrealized gain                                         $ 144,332

       (b) At May 31, 2007, the following securitie was out on loan:
Shares                             Security                            Value
 609       American Healthways, Inc. * (b)                          $ 28,392
 386       Palomar Medical Technologies * (b)                         15,012
 129       IntercontinentalExchange, Inc. * (b)                       18,697
           Total                                                    $ 62,101


       Pioneer Select Research Growth Fund
       SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

Shares                                                              Value
       COMMON STOCKS - 99.2 %
       Energy - 4.4 %
       Integrated Oil & Gas - 4.4 %
  158  ConocoPhillips                                            $  12,234
  121  USX-Marathon Group, Inc.                                     14,981
                                                                 $  27,215
       Total Energy                                              $  27,215
       Materials - 3.3 %
       Diversified Chemical - 1.0 %
  144  Dow Chemical Co.                                          $   6,535
       Diversified Metals & Mining - 1.3 %
  100  Freeport-McMoRan Copper & Gold, Inc. (Class B)            $   7,870
       Steel - 1.0 %
   90  Nucor Corp.                                               $   6,079
       Total Materials                                           $  20,484
       Capital Goods - 10.3 %
       Aerospace & Defense - 5.0 %
  164  Northrop Grumman Corp.                                    $  12,400
  267  United Technologies Corp.                                    18,837
                                                                 $  31,237
       Electrical Component & Equipment - 1.1 %
  116  Thomas & Betts Corp. *                                    $   6,730
       Industrial Conglomerates - 3.2 %
  225  3M Co.                                                    $  19,791
       Industrial Machinery - 1.0 %
  142  Crane Co.                                                 $   6,204
       Total Capital Goods                                       $  63,962
       Transportation - 3.9 %
       Air Freight & Couriers - 2.8 %
  148  C H Robinson Worldwide, Inc. *                            $   8,019
  128  United Parcel Service                                         9,212
                                                                 $  17,231
       Railroads - 1.1 %
   72  Burlington Northern, Inc.                                 $   6,705
       Total Transportation                                      $  23,936
       Consumer Durables & Apparel - 1.0 %
       Apparel, Accessories & Luxury Goods - 1.0 %
  116  Coach, Inc. *                                             $   5,958
       Total Consumer Durables & Apparel                         $   5,958
       Consumer Services - 3.1 %
       Restaurants - 3.1 %
  210  McDonald's Corp.                                          $  10,616
  124  Yum! Brands, Inc.                                             8,397
                                                                 $  19,013
       Total Consumer Services                                   $  19,013
       Media - 2.9 %
       Movies & Entertainment - 1.0 %
  144  Viacom, Inc. (Class B) *                                  $   6,468
       Publishing - 1.9 %
  165  McGraw-Hill Co., Inc.                                     $  11,601
       Total Media                                               $  18,069
       Retailing - 6.8 %
       Apparel Retail - 1.8 %
  140  Abercrombie & Fitch Co.                                   $  11,571
       Department Stores - 2.2 %
  167  J.C. Penney Co., Inc.                                     $  13,440
       General Merchandise Stores - 2.8 %
  280  Target Corp.                                              $  17,480
       Total Retailing                                           $  42,491
       Food & Drug Retailing - 3.6 %
       Drug Retail - 3.6 %
  307  CVS Corp.                                                 $  11,832
  238  Walgreen Co.                                                 10,741
                                                                 $  22,573
       Total Food & Drug Retailing                               $  22,573
       Food Beverage & Tobacco - 4.0 %
       Soft Drinks - 1.9 %
  177  PepsiCo, Inc.                                             $  12,094
       Tobacco - 2.1 %
  165  Loews Corp., Carolina Group                               $  12,829
       Total Food Beverage & Tobacco                             $  24,923
       Household & Personal Products - 1.8 %
       Personal Products - 1.8 %
  236  Estee Lauder Co.                                          $  11,163
       Total Household & Personal Products                       $  11,163
       Health Care Equipment & Services - 7.8 %
       Health Care Equipment - 5.7 %
  166  Edwards Lifesciences Group *                              $   8,333
  278  Medtronic, Inc.                                              14,781
  184  Stryker Corp.                                                12,385
                                                                 $  35,499
       Health Care Services - 2.1 %
  169  Medco Health Solutions, Inc. *                            $  13,141
       Total Health Care Equipment & Services                    $  48,640
       Pharmaceuticals & Biotechnology - 9.7 %
       Biotechnology - 0.8 %
  223  Cubist Pharmaceuticals, Inc. * (b)                        $   5,118
       Life Sciences Tools & Services - 2.0 %
  227  Thermo Fisher Scientific, Inc. *                          $  12,394
       Pharmaceuticals - 6.9 %
  440  Bristol-Myers Squibb Co.                                  $  13,336
  521  Schering-Plough Corp.                                        17,058
  316  Teva Pharmaceutical Industries, Ltd.                         12,387
                                                                 $  42,781
       Total Pharmaceuticals & Biotechnology                     $  60,293
       Banks - 0.9 %
       Diversified Banks - 0.4 %
   49  Wachovia Corp.                                            $   2,655
       Regional Banks - 0.5 %
   39  PNC Bank Corp.                                            $   2,878
       Total Banks                                               $   5,533
       Diversified Financials - 5.3 %
       Asset Management & Custody Banks - 3.5 %
  151  Federated Investors, Inc.                                 $   5,880
  118  Franklin Resources, Inc.                                     16,017
                                                                 $  21,897
       Investment Banking & Brokerage - 1.8 %
  122  Merrill Lynch & Co., Inc.                                 $  11,313
       Total Diversified Financials                              $  33,210
       Insurance - 1.9 %
       Multi-Line Insurance - 1.9 %
   80  American International Group, Inc.                        $   5,787
   58  Hartford Financial Services Group, Inc.                       5,984
                                                                 $  11,771
       Total Insurance                                           $  11,771
       Software & Services - 10.9 %
       Application Software - 2.1 %
  380  Citrix Systems, Inc. *                                    $  12,772
       Systems Software - 8.8 %
  230  Macrovision Corp. *                                       $   6,429
  965  Microsoft Corp.                                              29,597
  980  Oracle Corp. *                                               18,992
                                                                 $  55,018
       Total Software & Services                                 $  67,790
       Technology Hardware & Equipment - 10.4 %
       Communications Equipment - 6.2 %
  998  Cisco Systems, Inc. *                                     $  26,866
  463  Corning, Inc. *                                              11,575
                                                                 $  38,441
       Computer Hardware - 4.2 %
  422  Hewlett-Packard Co.                                       $  19,290
1,319  Sun Microsystems, Inc. *                                      6,727
                                                                 $  26,017
       Total Technology Hardware & Equipment                     $  64,458
       Semiconductors - 4.4 %
       Semiconductors - 4.4 %
  461  National Semiconductor Corp.                              $  12,410
  427  Texas Instruments, Inc.                                      15,099
                                                                 $  27,509
       Total Semiconductors                                      $  27,509
       Telecommunication Services - 1.1 %
       Wireless Telecommunication Services - 1.1 %
  291  Sprint Nextel Corp.                                       $   6,649
       Total Telecommunication Services                          $   6,649
       Utilities - 1.7 %
       Gas Utilities - 1.7 %
   98  Questar Corp.                                             $  10,585
       Total Utilities                                           $  10,585
       TOTAL COMMON STOCKS
       (Cost  $528,308)                                          $ 616,225
       TEMPORARY CASH INVESTMENT - 0.8%
5,061  Securities Lending Investment Fund, 5.26%                 $   5,061
       TOTAL TEMPORARY CASH INVESTMENT
       (Cost  $5,061)                                            $   5,061
       TOTAL INVESTMENT IN SECURITIES - 100.0%
       (Cost  $533,369) (a)                                      $ 621,286
       OTHER ASSETS AND LIABILITIES - 0.0%                       $      95
       TOTAL NET ASSETS - 100.0%                                 $ 621,381

     * Non-income producing security.

     (aAt May 31, 2007, the net unrealized gain on investments based on cost fo

       Aggregate gross unrealized gain for all investments in which $ 98,439

       Aggregate gross unrealized loss for all investments in which  (10,522)

       Net unrealized gain                                          $ 87,917

     (bAt May 31, 2007, the following securitie was out on loan:
Shares                          Security                            Value
 221   Cubist Pharmaceuticals, Inc. *                            $  5,072
       Total                                                     $  5,072


       Pioneer Select Research Value Fund
       SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

Shares                                                       Value
       COMMON STOCKS - 99.2 %
       Energy - 14.7 %
       Integrated Oil & Gas - 11.2 %
  330  Chevron Corp.                                      $  26,892
  290  ConocoPhillips                                        22,455
  172  USX-Marathon Group, Inc.                              21,295
                                                          $  70,642
       Oil & Gas Equipment And Services - 1.6 %
  189  Weatherford International, Inc. *                  $  10,270
       Oil & Gas Exploration & Production - 1.9 %
  151  Apache Corp.                                       $  12,193
       Total Energy                                       $  93,105
       Materials - 4.1 %
       Diversified Chemical - 3.1 %
  284  Dow Chemical Co.                                   $  12,888
   85  PPG Industries, Inc.                                   6,476
                                                          $  19,364
       Steel - 1.0 %
   94  Nucor Corp.                                        $   6,349
       Total Materials                                    $  25,713
       Capital Goods - 5.3 %
       Electrical Component & Equipment - 1.1 %
  113  Thomas & Betts Corp. *                             $   6,556
       Industrial Conglomerates - 4.2 %
  157  3M Co.                                             $  13,810
  388  Tyco International, Ltd.                              12,944
                                                          $  26,754
       Total Capital Goods                                $  33,310
       Transportation - 1.6 %
       Air Freight & Couriers - 1.6 %
  113  C H Robinson Worldwide, Inc. *                     $   6,122
   54  United Parcel Service                                  3,886
                                                          $  10,008
       Total Transportation                               $  10,008
       Consumer Durables & Apparel - 2.3 %
       Home Furnishings - 0.9 %
  237  Leggett & Platt, Inc.                              $   5,799
       Leisure Products - 1.4 %
  278  Hasbro, Inc.                                       $   8,938
       Total Consumer Durables & Apparel                  $  14,737
       Consumer Services - 2.1 %
       Restaurants - 2.1 %
  260  McDonald's Corp.                                   $  13,143
       Total Consumer Services                            $  13,143
       Media - 2.4 %
       Movies & Entertainment - 2.4 %
  428  The Walt Disney Co.                                $  15,168
       Total Media                                        $  15,168
       Retailing - 1.4 %
       Department Stores - 1.4 %
  111  J.C. Penney Co., Inc.                              $   8,933
       Total Retailing                                    $   8,933
       Food & Drug Retailing - 1.7 %
       Drug Retail - 1.7 %
  245  Walgreen Co.                                       $  11,057
       Total Food & Drug Retailing                        $  11,057
       Food Beverage & Tobacco - 2.5 %
       Tobacco - 2.5 %
  220  Altria Group, Inc.                                 $  15,642
       Total Food Beverage & Tobacco                      $  15,642
       Household & Personal Products - 3.6 %
       Household Products - 3.6 %
  363  Procter & Gamble Co.                               $  23,069
       Total Household & Personal Products                $  23,069
       Health Care Equipment & Services - 1.2 %
       Health Care Equipment - 1.2 %
  149  Edwards Lifesciences Group *                       $   7,480
       Total Health Care Equipment & Services             $   7,480
       Pharmaceuticals & Biotechnology - 6.1 %
       Pharmaceuticals - 6.1 %
  433  Bristol-Myers Squibb Co.                           $  13,124
  301  Merck & Co., Inc.                                     15,787
  298  Schering-Plough Corp.                                  9,757
                                                          $  38,668
       Total Pharmaceuticals & Biotechnology              $  38,668
       Banks - 11.4 %
       Diversified Banks - 2.5 %
  292  Wachovia Corp.                                     $  15,823
       Regional Banks - 5.5 %
  159  PNC Bank Corp.                                     $  11,734
  135  SunTrust Banks, Inc.                                  12,054
  132  Zions Bancorporation                                  10,621
                                                          $  34,409
       Thrifts & Mortgage Finance - 3.4 %
  166  Freddie Mac                                        $  11,087
  809  Hudson City Bancorp, Inc.                             10,671
                                                          $  21,758
       Total Banks                                        $  71,990
       Diversified Financials - 13.3 %
       Asset Management & Custody Banks - 4.2 %
  331  Federated Investors, Inc.                          $  12,889
  101  Franklin Resources, Inc.                              13,710
                                                          $  26,599
       Consumer Finance - 1.9 %
  186  American Express Co.                               $  12,086
       Investment Banking & Brokerage - 2.9 %
  198  Merrill Lynch & Co., Inc.                          $  18,361
       Other Diversified Finance Services - 4.3 %
  494  Citigroup, Inc.                                    $  26,918
       Total Diversified Financials                       $  83,964
       Insurance - 9.2 %
       Life & Health Insurance - 2.4 %
  226  MetLife, Inc.                                      $  15,368
       Multi-Line Insurance - 2.4 %
  147  Hartford Financial Services Group, Inc.            $  15,166
       Property & Casualty Insurance - 4.4 %
  236  Allstate Corp.                                     $  14,514
  159  Exel, Ltd.                                            12,968
                                                          $  27,482
       Total Insurance                                    $  58,016
       Software & Services - 1.6 %
       Systems Software - 1.6 %
  510  Oracle Corp. *                                     $   9,884
       Total Software & Services                          $   9,884
       Technology Hardware & Equipment - 1.7 %
       Communications Equipment - 1.7 %
  391  Cisco Systems, Inc. *                              $  10,526
       Total Technology Hardware & Equipment              $  10,526
       Telecommunication Services - 6.5 %
       Integrated Telecom Services - 3.7 %
  539  Verizon Communications, Inc.                       $  23,463
       Wireless Telecommunication Services - 2.8 %
  768  Sprint Nextel Corp.                                $  17,549
       Total Telecommunication Services                   $  41,012
       Utilities - 6.6 %
       Electric Utilities - 2.0 %
  186  Firstenergy Corp.                                  $  12,877
       Gas Utilities - 2.3 %
  131  Questar Corp.                                      $  14,149
       Multi-Utilities - 2.3 %
  166  Public Service Enterprise Group, Inc.              $  14,764
       Total Utilities                                    $  41,790
       TOTAL COMMON STOCKS
       (Cost  $523,410)                                   $ 627,215
       TOTAL INVESTMENT IN SECURITIES -99.2%
       (Cost  $523,410) (a)                               $ 627,215
       OTHER ASSETS AND LIABILITIES - 0.8%                $   5,197
       TOTAL NET ASSETS - 100.0%                          $ 632,412

     * Non-income producing security.

     (aAt February 28, 2007, the net unrealized gain on investments base

       Aggregate gross unrealized gain for all investments$ 107,032

       Aggregate gross unrealized loss for all investments i      (3,227

       Net unrealized gain                                $ 103,805



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.